WARRANTS - Common Stock Warrants Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Feb. 01, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	13,568,543	13,568,543
Proceeds from exercise of common stock warrants	$ 1,400	$ 1,368	$ 0
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,275,000	1,275,000
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	12,061,043	12,061,043
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	232,500	232,500		675,000
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50